Earnings (Loss) Per Share (Details) - shares	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Earnings Per Share [Abstract]
Non-vested ordinary shares	684,574	759,525	840,767